BASIS OF PRESENTATION	6 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
BASIS OF PRESENTATION

NOTE 3. BASIS OF PRESENTATION

Statement of Compliance and Basis of Presentation

These condensed consolidated interim financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), International Accounting Standards (“IAS”) 34 Interim Financial Reporting and interpretations of the International Financial Reporting Interpretations Committee. These condensed consolidated interim financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the audited consolidated financial statements of the Company for the year ended March 31, 2024.

These condensed consolidated interim financial statements have been prepared on an historical cost basis except for items disclosed herein at fair value (see Note 14, “Financial Instruments and Risk Management”). In addition, these condensed consolidated interim financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The Company has only one reportable operating segment.

These condensed consolidated interim financial statements were approved and authorized for issuance by the Audit Committee (the “Audit Committee”) of the Board on November 26, 2024.

Consolidation

The consolidated financial statements include the accounts of the Company and:

(a)	SalvaRx, a wholly-owned subsidiary, incorporated on May 6, 2015 in the British Virgin Islands;

(b)	iOx, a wholly-owned subsidiary incorporated in the U.K. on February 10, 2015. In September 2021, the Company, through SalvaRx, exchanged certain notes, accrued interest, warrants and receivables in exchange for shares of iOx representing 17.83% of the outstanding shares of iOx. As a result of this exchange, the Company, through SalvaRx, increased its ownership of iOx from 60.49% to 78.32%. On July 18, 2022, the Company purchased the remaining non-controlling interest of iOx. The Company’s 44% interest in Stimunity S.A. (“Stimunity”) was transferred from Portage to iOx in December 2023 and was increased to 48.9% upon the conversion of the convertible note to equity;

(c)	Saugatuck, a 70% owned subsidiary incorporated in the British Virgin Islands;

(d)	Tarus Therapeutic Holdings Ltd., a wholly-owned subsidiary incorporated in the British Virgin Islands;

(e)	PDS, a 100% owned subsidiary incorporated in Delaware, which provides human resources, and other services to each operating subsidiary via a shared services agreement;

(f)	SalvaRx LLC, a wholly-owned subsidiary through SalvaRx incorporated in Delaware;

(g)	Saugatuck Rx LLC, a wholly-owned subsidiary of Saugatuck incorporated in Delaware; and

(h)	Tarus Therapeutics, LLC (“Tarus”), a wholly-owned subsidiary of Portage incorporated in Delaware.

All inter-company balances and transactions have been eliminated in consolidation.

Non-controlling interest in the equity of a subsidiary is accounted for and reported as a component of shareholders’ equity. As of September 30, 2024 and March 31, 2024, non-controlling interest represents the 30% shareholder ownership interest in Saugatuck and subsidiary, which is consolidated by the Company.

Functional and Presentation Currency

The Company’s functional and presentation currency is the U.S. Dollar.

Use of Estimates and Judgments

The preparation of the condensed consolidated interim financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Significant areas where estimates are made include valuation of financial instruments, deferred tax assets and liabilities, warrant liabilities, research and development costs, contingent consideration assumed and measurement of share-based compensation. Significant areas where critical judgments are applied include in-process research and development and warrant liabilities.

Reclassifications

Certain prior year amounts between accounts payable and accrued liabilities have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.